SUMMARY OF CONSOLIDATED INCOME STATEMENT SHOWING THE AMOUNTS RELATING TO LEASES (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Interest expense on lease liability	$ 54	$ 82
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets	100	148
Interest expense on lease liability	$ 54	$ 82